Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
Schedule of Balance sheet information related to operating leases
	March 31,	December 31,
	2024	2023
Operating lease right-of-use assets	$2,229,000	$2,506,000
Current portion of operating lease liabilities	1,158,000	1,138,000
Noncurrent portion of operating lease liabilities	1,071,000	1,368,000
Total operating lease liabilities	$2,229,000	$2,506,000

	December 31,
	2023	2022
Operating lease right-of-use assets	$2,506,000	$3,567,000
Current portion of operating lease liabilities	1,138,000	1,061,000
Noncurrent portion of operating lease liabilities	1,368,000	2,506,000
Total operating lease liabilities	$2,506,000	$3,567,000

Schedule of summarizes the maturities of the Company's
Maturities of Operating Lease Liabilities
2024	$958,000
2025	1,096,000
2026	192,000
2027	160,000
Total operating lease payments	2,406,000
Less: Imputed interest	(177,000)
Total operating lease liabilities	$2,229,000

Maturities of Operating Lease Liabilities
2024	$1,277,000
2025	1,096,000
2026	192,000
2027	160,000
Total operating lease payments	2,725,000
Less: Imputed interest	(219,000)
Total operating lease liabilities	$2,506,000